Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense	$ 110,201	$ 113,679	$ 95,010